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                       SUPPLEMENT DATED JANUARY 20, 2003
                                      TO
                      MONY VARIABLE ACCOUNT A PROSPECTUS
                               DATED MAY 1, 2002

                                   Issued by
                          MONY Life Insurance Company

This Supplement updates certain information contained in your Prospectus. Please read it and keep it with your Prospectus for future reference.

   Effective November 29, 2002, for the Enterprise Equity Income Subaccount, the name of the subadviser to Enterprise Capital Management, Inc. has changed from 1740 Advisers, Inc. to Boston Advisors, Inc.

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
      Registration No. 333-72714        Form No. 14538 SL (Supp 1/20/03)
      Registration No. 333-72259        Form No. 14427 SL (Supp 1/20/03)
                                        Form No. 14553 SA (Supp 1/20/03)
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